List of significant subsidiaries and associates (Details)	Mar. 15, 2013 Asm Pacific Technology Ltd [Member]	Dec. 31, 2013 Asm Pacific Technology Ltd [Member]	Mar. 15, 2013 Asm Pacific Technology Ltd [Member]		Jul. 25, 2013 Asm Pacific Technology Ltd [Member]	Mar. 15, 2013 Asm Pacific Technology Ltd [Member]	Dec. 31, 2013 Almere, The Netherlands [Member] ASM Europe B.V. [Member]		Dec. 31, 2012 Almere, The Netherlands [Member] ASM Europe B.V. [Member]		Dec. 31, 2013 Almere, The Netherlands [Member] ASM United Kingdom Sales B.V. [Member]		Dec. 31, 2012 Almere, The Netherlands [Member] ASM United Kingdom Sales B.V. [Member]		Dec. 31, 2013 Almere, The Netherlands [Member] ASM Germany Sales B.V. [Member]		Dec. 31, 2012 Almere, The Netherlands [Member] ASM Germany Sales B.V. [Member]		Dec. 31, 2013 Almere, The Netherlands [Member] ASM Pacific Holding B.V. [Member]		Dec. 31, 2012 Almere, The Netherlands [Member] ASM Pacific Holding B.V. [Member]		Dec. 31, 2013 Almere, The Netherlands [Member] ASM IP Holding BV [Member]		Dec. 31, 2012 Almere, The Netherlands [Member] ASM IP Holding BV [Member]		Dec. 31, 2013 Montpellier, France [Member] ASM France SARL [Member]	Dec. 31, 2012 Montpellier, France [Member] ASM France SARL [Member]	Dec. 31, 2013 Leuven, Belgium [Member] ASM Belgium N.V. [Member]	Dec. 31, 2012 Leuven, Belgium [Member] ASM Belgium N.V. [Member]	Dec. 31, 2013 Agrate, Italy [Member] ASM Italia S.r.l. [Member]	Dec. 31, 2012 Agrate, Italy [Member] ASM Italia S.r.l. [Member]	Dec. 31, 2013 Helsinki, Finland [Member] ASM Microchemistry Oy [Member]	Dec. 31, 2012 Helsinki, Finland [Member] ASM Microchemistry Oy [Member]	Dec. 31, 2013 Dublin, Ireland [Member] ASM Services And Support Ireland Ltd. [Member]	Dec. 31, 2012 Dublin, Ireland [Member] ASM Services And Support Ireland Ltd. [Member]	Dec. 31, 2013 Tel Aviv, Israel [Member] ASM Services And Support Israel Ltd [Member]	Dec. 31, 2012 Tel Aviv, Israel [Member] ASM Services And Support Israel Ltd [Member]	Dec. 31, 2013 Phoenix, Arizona, United States of America [Member] ASM America, Inc. [Member]	Dec. 31, 2012 Phoenix, Arizona, United States of America [Member] ASM America, Inc. [Member]	Dec. 31, 2013 Tokyo, Japan [Member] ASM Japan K.K. [Member]	Dec. 31, 2012 Tokyo, Japan [Member] ASM Japan K.K. [Member]	Dec. 31, 2013 Quarry Bay, Hong Kong, People's Republic Of China [Member] ASM Wafer Process Equipment Ltd. [Member]	Dec. 31, 2012 Quarry Bay, Hong Kong, People's Republic Of China [Member] ASM Wafer Process Equipment Ltd. [Member]	Dec. 31, 2013 Shanghai, People's Republic Of China [Member] ASM China Ltd. [Member]	Dec. 31, 2012 Shanghai, People's Republic Of China [Member] ASM China Ltd. [Member]	Dec. 31, 2013 Singapore [Member] ASM Wafer Process Equipment Singapore Pte Ltd. [Member]	Dec. 31, 2012 Singapore [Member] ASM Wafer Process Equipment Singapore Pte Ltd. [Member]	Dec. 31, 2013 Singapore [Member] ASM Front-End Manufacturing Singapore Pte Ltd. [Member]	Dec. 31, 2012 Singapore [Member] ASM Front-End Manufacturing Singapore Pte Ltd. [Member]	Dec. 31, 2013 Hsin-Chu, Taiwan [Member] ASM Front-End Sales & Services Taiwan Co., Ltd. [Member]	Dec. 31, 2012 Hsin-Chu, Taiwan [Member] ASM Front-End Sales & Services Taiwan Co., Ltd. [Member]	Dec. 31, 2013 Kuala Lumpur, Malaysia [Member] ASM Services And Support Malaysia SDN. BDH. [Member]	Dec. 31, 2012 Kuala Lumpur, Malaysia [Member] ASM Services And Support Malaysia SDN. BDH. [Member]	Dec. 31, 2013 Cheonan, South Korea [Member] ASM Genitech Korea Ltd [Member]	Dec. 31, 2012 Cheonan, South Korea [Member] ASM Genitech Korea Ltd [Member]	Dec. 31, 2013 Kwai Chung Hong Kong Peoples Republic Of China [Member] Asm Pacific Technology Ltd [Member]		Dec. 31, 2012 Kwai Chung Hong Kong Peoples Republic Of China [Member] Asm Pacific Technology Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership Percentage							100.00%	[1]	100.00%	[1]	100.00%	[1]	100.00%	[1]	100.00%	[1]	100.00%	[1]	100.00%	[1],[2],[3]	100.00%	[1],[2],[3]	100.00%	[1]	100.00%	[1]	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%			51.96%	[2]
Non-consolidated ownership percentage		39.94%	40.08%	[2]																																																					39.94%	[2]
Percentage of stake sold	11.88%				12.00%	11.88%

[1]	For these subsidiaries ASM International NV has filed statements at the Dutch Chamber of Commerce assuming joint and several liability in accordance with Article 403 of Book 2, Part 9 of the Netherlands Civil Code.
[2]	The accounts of ASM Pacific Technology Ltd were consolidated till March 15, 2013. On that date ASM International sold a 11.88% share in ASM Pacific Technology Ltd resulting in a cease of its control and a subsequent deconsolidation of its 40.08% associate. This shareholding diluted in December 2013 as a result of the issuance of shares to 39.94%.
[3]	Established in 2008, ASM Pacific Holding BV holds 39.94% of the shares in ASM Pacific Technology Ltd.